EMPLOYEE BENEFITS - Post-employment health care benefit plan - Gains and losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Historical actuarial remeasurements
Present value of defined benefit obligation	R$ (5,409,065)	R$ (5,921,285)	R$ (4,601,965)	R$ (4,391,251)	R$ (4,314,592)
Surplus (Deficit)	(761,704)	(1,269,285)	(945,074)	(822,317)	(857,979)
Post-employment health care benefit
Historical actuarial remeasurements
Present value of defined benefit obligation	(318,181)	(362,944)	(298,989)	(272,959)	(316,364)
Surplus (Deficit)	(318,181)	(362,944)	(298,989)	(272,959)	(316,364)
Experience adjustments on plan liabilities	(36,938)	(23,533)	11,202	R$ (40,841)	R$ (14,452)
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Losses on actuarial obligation	(36,938)	(23,533)	11,202
Post-employment health care benefit | Pension Plan
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Actuarial losses recognized in Equity	R$ (36,938)	R$ (23,533)	R$ 11,202